Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Parenthetical) (Detail) - PRC	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Statutory income tax rate	25.00%
Preferential Tax Rate	15.00%